Investment Objectives and Goals	Aug. 29, 2025
Holbrook Structured Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	HOLBROOK STRUCTURED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Holbrook Structured Income Fund (the “Fund”) seeks to provide current income and the opportunity for capital appreciation to produce a total return. There is no guarantee that the Fund will meet its investment objective.

Holbrook Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	HOLBROOK INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Holbrook Income Fund (the “Fund”) seeks to provide current income,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation in a rising interest rate environment. There is no guarantee that the Fund will meet its investment objective.
Holbrook Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	HOLBROOK Total Return FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Holbrook Total Return Fund (the “Fund”) seeks to provide current income and the opportunity for capital appreciation to produce a total return. There is no guarantee that the Fund will meet its investment objective.